Insurance Reserves (Tables)	12 Months Ended
Dec. 31, 2012
Recorded Liabilities and Major Assumptions Underlying Future Policy Benefits

The following table sets forth our recorded liabilities and the major assumptions underlying our future policy benefits as of December 31:

(Amounts in millions)	Mortality/ morbidity assumption		Interest rate assumption	2012	2011
Long-term care insurance contracts	(a	)	4.0%—7.5%	$16,111	$14,773
Structured settlements with life contingencies	(b	)	1.5%—8.0%	9,398	9,503
Annuity contracts with life contingencies	(b	)	1.5%—8.0%	4,977	4,907
Traditional life insurance contracts	(c	)	2.5%—7.5%	2,762	2,730
Supplementary contracts with life contingencies	(b	)	1.5%—8.0%	251	255
Accident and health insurance contracts	(d	)	3.5%—7.0%	6	7

Total future policy benefits				$33,505	$32,175

(a)	The 1983 Individual Annuitant Mortality Table or 2000 U.S. Annuity Table, or 1983 Group Annuitant Mortality Table and the 1985 National Nursing Home Study and company experience.
(b)	Assumptions for limited-payment contracts come from either the U.S. Population Table, 1983 Group Annuitant Mortality Table, 1983 Individual Annuitant Mortality Table or a-2000 Mortality Table.
(c)

Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables, 1941, 1958, 1980 and 2001 Commissioner’s Standard Ordinary Tables, 1980 Commissioner’s Extended Term table and (IA) Standard Table 1996 (modified).

(d)	The 1958 and 1980 Commissioner’s Standard Ordinary Tables, or 2000 U.S. Annuity Table, or 1983 Group Annuitant Mortality.

Recorded Liabilities for Policyholder Account Balances

The following table sets forth our recorded liabilities for policyholder account balances as of December 31:

(Amounts in millions)	2012	2011
Annuity contracts	$13,323	$13,353
GICs, funding agreements and FABNs	2,152	2,623
Structured settlements without life contingencies	2,078	2,195
Supplementary contracts without life contingencies	691	671
Other	36	38

Total investment contracts	18,280	18,880
Universal life insurance contracts	7,982	7,465

Total policyholder account balances	$26,262	$26,345

Information about Variable Annuity Products with Death and Living Benefit Guarantees

The following table sets forth information about our variable annuity products with death and living benefit guarantees as of December 31:

(Dollar amounts in millions)	2012	2011
Account values with death benefit guarantees (net of reinsurance):
Standard death benefits (return of net deposits) account value	$3,059	$2,802
Net amount at risk	$17	$67
Average attained age of contractholders	71	70
Enhanced death benefits (ratchet, rollup) account value	$3,906	$4,038
Net amount at risk	$217	$428
Average attained age of contractholders	71	69
Account values with living benefit guarantees:
GMWBs	$4,020	$4,068
Guaranteed annuitization benefits	$1,470	$1,462

Account Balances of Variable Annuity Contract with Death or Living Benefit Guarantees Invested in Separate Account Investment Options

Account balances of variable annuity contracts with death or living benefit guarantees were invested in separate account investment options as follows as of December 31:

(Amounts in millions)	2012	2011
Balanced funds	$4,264	$4,193
Equity funds	1,497	1,118
Bond funds	1,069	1,631
Money market funds	175	140
Other	7	58

Total	$7,012	$7,140